INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of deferred income and social contribution taxes

	December 31,	December 31,
	2022	2021
Tax loss	1,207,096	1,156,876
Negative tax basis of social contribution	445,250	411,074

Assets - temporary differences
Provision for judicial liabilities	268,596	249,345
Operating provisions and other losses	999,028	965,130
Exchange rate variations	4,297,503	6,555,202
Derivatives losses (“MtM”)		2,193,693
Amortization of fair value adjustments arising from business combinations	680,142	699,535
Unrealized profit on inventories	363,052	298,888
Leases	364,838	373,372
	8,625,505	12,903,115

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,023,103	746,489
Property, plant and equipment - deemed cost	1,217,349	1,316,859
Accelerated tax depreciation	869,997	944,949
Borrowing cost	210,834	99,399
Fair value of biological assets	703,274	430,966
Deferred taxes, net of fair value adjustments	398,950	427,313
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	194,121	198,027
Derivatives gains (“MtM”)	9,164
Other temporary differences	13,416	9,184
	4,640,208	4,173,186

Non-current assets	3,986,415	8,729,929
Non-current liabilities	1,118

Schedule of accumulated tax losses and social contribution tax loss carryforwards

	December 31,	December 31,
	2022	2021
Tax loss carried forward	4,828,384	4,627,504
Negative tax basis of social contribution carried forward	4,947,222	4,567,489

Schedule of changes in net balance of deferred income tax

	December 31,	December 31,
	2022	2021
Opening balance	8,729,929	8,676,432
Tax loss	50,220	143,868
Negative tax basis of social contribution	34,176	81,662
(Reversal of) provision for judicial liabilities	19,251	16,245
Reversal of operating provisions and other losses	33,898	(53,467)
Exchange rate variation	(2,257,699)	442,296
Derivative gains (“MtM”)	(2,202,857)	(110,140)
Amortization of fair value adjustments arising from business combinations	8,970	22,996
Unrealized profit on inventories	64,164	122,041
Leases	(8,534)	86,306
Goodwill - tax benefit on unamortized goodwill	(276,614)	(276,614)
Property, plant and equipment - deemed cost	99,510	68,783
Accelerated tax depreciation	74,952	80,187
Borrowing cost	(111,435)	10,637
Fair value of biological assets	(272,308)	(225,586)
Deferred taxes on the results of associates abroad		(33,893)
Credits on exclusion of ICMS from the PIS/COFINS tax base	3,906	(154,468)
Other temporary differences	(4,232)	(167,356)
Closing balance	3,985,297	8,729,929

Schedule of changes in the effects of income tax and social contribution on profit or loss

	December 31,	December 31,	December 31,
	2022	2021	2020
Net income (loss) before taxes	28,655,581	8,832,957	(17,642,129)
Income tax and social contribution benefit (expense) at the statutory nominal rate of 34%	(9,742,898)	(3,003,205)	5,998,324

Tax effect on permanent differences
Taxation (difference) on profits of associates in Brazil and abroad (1)	4,915,243	3,445,206	1,373,845
Equity method	96,685	44,309	12,288
Thin capitalization (2)	(505,553)	(603,612)	(675,356)
Credit related to the Reintegra Program	7,829	7,398	6,278
Director bonuses	(12,208)	(15,656)	(7,677)
Tax incentives (3)	51,839	16,443	10,668
Offsetting of income tax abroad			72,890
Mergers of subsidiaries			67,311
Donations / Fines - Other	(71,631)	(88,308)	68,623
	(5,260,694)	(197,425)	6,927,194
Income tax
Current	(464,312)	(276,431)	(173,322)
Deferred	(3,485,267)	69,669	5,225,655
	(3,949,579)	(206,762)	5,052,333
Social Contribution
Current	(46,584)	(15,684)	(8,604)
Deferred	(1,264,531)	25,021	1,883,465
	(1,311,115)	9,337	1,874,861
Income and social contribution benefits (expenses) for the year	(5,260,694)	(197,425)	6,927,194

Effective rate of income and social contribution tax expenses	18.36%	2.24%	39.27%

1)	The difference in the taxation of associates is substantially due to the differences between the nominal tax rates in Brazil and those of associates located abroad.
2)

The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On December 31, 2022, 2021 and 2020, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.

3)

Income tax and social contribution deduction on profit or loss referring to the use of: (i) tax incentives applicable to ICMS, (ii) exploitation profits, (iii) expenses with research and development, (iv) PAT benefits (“Worker Food Program”), (v) donations made in cultural projects, (vi) children and adolescents rights funds, (vii) sports incentives, (viii) funds for the elderly and (ix) extensions to maternity and paternity leave.

Schedule of tax incentives

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Mucuri (BA) - Line 1	Suzano	2024
Mucuri (BA) - Line 2	Suzano	2027
Eunápolis (BA)	Veracel	2025
Imperatriz (MA)	Suzano	2024
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025